Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,324,515.76
Previously Paid Amount	0.00
Total Fee Amount	18,421.68
Total Offset Amount	0.00
Net Fee	$ 18,421.68